Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Jan. 27, 2016
Document Effective Date	Feb. 01, 2016
Prospectus Date	Feb. 01, 2016
AllianzGI Best Styles Emerging Markets Equity Fund | Class P
Prospectus:
Trading Symbol	ASMPX
AllianzGI Best Styles Emerging Markets Equity Fund | Class R6
Prospectus:
Trading Symbol	ABSTX
AllianzGI Best Styles Emerging Markets Equity Fund | Institutional Class
Prospectus:
Trading Symbol	AEMKX
AllianzGI Best Styles Global Equity Fund | Class R6
Prospectus:
Trading Symbol	AGERX
AllianzGI Best Styles Global Equity Fund | Class A
Prospectus:
Trading Symbol	ALLGX
AllianzGI Best Styles Global Equity Fund | Institutional Class
Prospectus:
Trading Symbol	ALLHX
AllianzGI Best Styles Global Equity Fund | Class P
Prospectus:
Trading Symbol	ALGPX
AllianzGI Best Styles International Equity Fund | Class P
Prospectus:
Trading Symbol	ASQPX
AllianzGI Best Styles International Equity Fund | Class R6
Prospectus:
Trading Symbol	ASESX
AllianzGI Best Styles International Equity Fund | Institutional Class
Prospectus:
Trading Symbol	ASTYX
AllianzGI Best Styles U.S. Equity Fund | Class R6
Prospectus:
Trading Symbol	ALSEX
AllianzGI Best Styles U.S. Equity Fund | Institutional Class
Prospectus:
Trading Symbol	ABTLX
AllianzGI Best Styles U.S. Equity Fund | Class P
Prospectus:
Trading Symbol	ALBPX
AllianzGI China Equity Fund | Class A
Prospectus:
Trading Symbol	ALQAX
AllianzGI China Equity Fund | Class C
Prospectus:
Trading Symbol	ALQCX
AllianzGI China Equity Fund | Institutional Class
Prospectus:
Trading Symbol	ALQIX
AllianzGI China Equity Fund | Class P
Prospectus:
Trading Symbol	ALQPX
AllianzGI Convertible Fund | Class A
Prospectus:
Trading Symbol	ANZAX
AllianzGI Convertible Fund | Class C
Prospectus:
Trading Symbol	ANZCX
AllianzGI Convertible Fund | Class R
Prospectus:
Trading Symbol	ANZRX
AllianzGI Convertible Fund | Institutional Class
Prospectus:
Trading Symbol	ANNPX
AllianzGI Convertible Fund | Class P
Prospectus:
Trading Symbol	ANCMX
AllianzGI Convertible Fund | Administrative Class
Prospectus:
Trading Symbol	ANNAX
AllianzGI Emerging Markets Consumer Fund | Class A
Prospectus:
Trading Symbol	AMMAX
AllianzGI Emerging Markets Consumer Fund | Institutional Class
Prospectus:
Trading Symbol	AERIX
AllianzGI Emerging Markets Debt Fund | Class A
Prospectus:
Trading Symbol	AGMAX
AllianzGI Emerging Markets Debt Fund | Institutional Class
Prospectus:
Trading Symbol	AGMIX
AllianzGI Emerging Markets Debt Fund | Class C
Prospectus:
Trading Symbol	AGMCX
AllianzGI Emerging Markets Debt Fund | Class P
Prospectus:
Trading Symbol	AGMPX
AllianzGI Emerging Markets Small-Cap Fund | Class A
Prospectus:
Trading Symbol	ALMMX
AllianzGI Emerging Markets Small-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	ALAIX
AllianzGI Europe Equity Dividend Fund | Class A
Prospectus:
Trading Symbol	EEDFX
AllianzGI Europe Equity Dividend Fund | Class C
Prospectus:
Trading Symbol	EEDCX
AllianzGI Europe Equity Dividend Fund | Institutional Class
Prospectus:
Trading Symbol	EEDIX
AllianzGI Europe Equity Dividend Fund | Class P
Prospectus:
Trading Symbol	EEDPX
AllianzGI Global Allocation Fund | Class C
Prospectus:
Trading Symbol	PALCX
AllianzGI Global Allocation Fund | Class P
Prospectus:
Trading Symbol	AGAPX
AllianzGI Global Allocation Fund | Class R
Prospectus:
Trading Symbol	AGARX
AllianzGI Global Allocation Fund | Institutional Class
Prospectus:
Trading Symbol	PALLX
AllianzGI Global Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	AGAMX
AllianzGI Global Allocation Fund | Class A
Prospectus:
Trading Symbol	PALAX
AllianzGI Global Allocation Fund | Class R6
Prospectus:
Trading Symbol	AGASX
AllianzGI Global Dynamic Allocation Fund | Class A
Prospectus:
Trading Symbol	ASGAX
AllianzGI Global Dynamic Allocation Fund | Class C
Prospectus:
Trading Symbol	ASACX
AllianzGI Global Dynamic Allocation Fund | Class P
Prospectus:
Trading Symbol	AGSPX
AllianzGI Global Dynamic Allocation Fund | Class R
Prospectus:
Trading Symbol	ASFRX
AllianzGI Global Dynamic Allocation Fund | Institutional Class
Prospectus:
Trading Symbol	AGAIX
AllianzGI Global Dynamic Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	AGFAX
AllianzGI Global Dynamic Allocation Fund | Class R6
Prospectus:
Trading Symbol	ADYFX
AllianzGI Global Fundamental Strategy | Class A
Prospectus:
Trading Symbol	AZDAX
AllianzGI Global Fundamental Strategy | Class C
Prospectus:
Trading Symbol	AZDCX
AllianzGI Global Fundamental Strategy | Institutional Class
Prospectus:
Trading Symbol	AZDIX
AllianzGI Global Fundamental Strategy | Class P
Prospectus:
Trading Symbol	AZDPX
AllianzGI Global Megatrends Fund | Class A
Prospectus:
Trading Symbol	GMTFX
AllianzGI Global Megatrends Fund | Institutional Class
Prospectus:
Trading Symbol	GMTIX
AllianzGI Global Megatrends Fund | Class P
Prospectus:
Trading Symbol	GMTPX
AllianzGI Global Sustainability Fund | Class A
Prospectus:
Trading Symbol	ASUAX
AllianzGI Global Sustainability Fund | Institutional Class
Prospectus:
Trading Symbol	ASTNX
AllianzGI Global Sustainability Fund | Class P
Prospectus:
Trading Symbol	ASTPX
AllianzGI Global Water Fund | Class A
Prospectus:
Trading Symbol	AWTAX
AllianzGI Global Water Fund | Class C
Prospectus:
Trading Symbol	AWTCX
AllianzGI Global Water Fund | Class P
Prospectus:
Trading Symbol	AWTPX
AllianzGI Global Water Fund | Institutional Class
Prospectus:
Trading Symbol	AWTIX
AllianzGI High Yield Bond Fund | Class R
Prospectus:
Trading Symbol	AYBRX
AllianzGI High Yield Bond Fund | Institutional Class
Prospectus:
Trading Symbol	AYBIX
AllianzGI High Yield Bond Fund | Class P
Prospectus:
Trading Symbol	AYBPX
AllianzGI High Yield Bond Fund | Administrative Class
Prospectus:
Trading Symbol	AYBVX
AllianzGI High Yield Bond Fund | Class A
Prospectus:
Trading Symbol	AYBAX
AllianzGI High Yield Bond Fund | Class C
Prospectus:
Trading Symbol	AYBCX
AllianzGI International Growth Fund | Class A
Prospectus:
Trading Symbol	AIGFX
AllianzGI International Growth Fund | Institutional Class
Prospectus:
Trading Symbol	GLIIX
AllianzGI International Small-Cap Fund | Class A
Prospectus:
Trading Symbol	AOPAX
AllianzGI International Small-Cap Fund | Class C
Prospectus:
Trading Symbol	AOPCX
AllianzGI International Small-Cap Fund | Class R
Prospectus:
Trading Symbol	ALORX
AllianzGI International Small-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	ALOIX
AllianzGI International Small-Cap Fund | Class P
Prospectus:
Trading Symbol	ALOPX
AllianzGI International Small-Cap Fund | Class R6
Prospectus:
Trading Symbol	AIISX
AllianzGI Micro Cap Fund | Institutional Class
Prospectus:
Trading Symbol	AMCIX
AllianzGI Micro Cap Fund | Class P
Prospectus:
Trading Symbol	AAMPX
AllianzGI Micro Cap Fund | Class A
Prospectus:
Trading Symbol	GMCAX
AllianzGI Multi-Asset Real Return Fund | Class A
Prospectus:
Trading Symbol	ALRAX
AllianzGI Multi-Asset Real Return Fund | Class C
Prospectus:
Trading Symbol	ALLCX
AllianzGI Multi-Asset Real Return Fund | Institutional Class
Prospectus:
Trading Symbol	ALRNX
AllianzGI Multi-Asset Real Return Fund | Class P
Prospectus:
Trading Symbol	ALRPX
AllianzGI NFJ Emerging Markets Value Fund | Institutional
Prospectus:
Trading Symbol	AZMIX
AllianzGI NFJ Emerging Markets Value Fund | P
Prospectus:
Trading Symbol	AZMPX
AllianzGI NFJ Emerging Markets Value Fund | A
Prospectus:
Trading Symbol	AZMAX
AllianzGI NFJ Emerging Markets Value Fund | C
Prospectus:
Trading Symbol	AZMCX
AllianzGI NFJ Global Dividend Value Fund | Class A
Prospectus:
Trading Symbol	ANUAX
AllianzGI NFJ Global Dividend Value Fund | Class C
Prospectus:
Trading Symbol	ANUCX
AllianzGI NFJ Global Dividend Value Fund | Class P
Prospectus:
Trading Symbol	ANUPX
AllianzGI NFJ Global Dividend Value Fund | Institutional Class
Prospectus:
Trading Symbol	ANUIX
AllianzGI NFJ International Small-Cap Value Fund | Class A
Prospectus:
Trading Symbol	AJVAX
AllianzGI NFJ International Small-Cap Value Fund | Class C
Prospectus:
Trading Symbol	AJVCX
AllianzGI NFJ International Small-Cap Value Fund | Institutional
Prospectus:
Trading Symbol	AJVIX
AllianzGI NFJ International Small-Cap Value Fund | Class P
Prospectus:
Trading Symbol	AJVPX
AllianzGI NFJ International Small-Cap Value Fund | Class R6
Prospectus:
Trading Symbol	AJVSX
AllianzGI NFJ International Value II Fund | Class A
Prospectus:
Trading Symbol	NFJAX
AllianzGI NFJ International Value II Fund | Class C
Prospectus:
Trading Symbol	NFJCX
AllianzGI NFJ International Value II Fund | Institutional Class
Prospectus:
Trading Symbol	NFJIX
AllianzGI NFJ International Value II Fund | Class P
Prospectus:
Trading Symbol	NFJPX
AllianzGI Retirement 2015 Fund | A
Prospectus:
Trading Symbol	AZGAX
AllianzGI Retirement 2015 Fund | C
Prospectus:
Trading Symbol	AZGCX
AllianzGI Retirement 2015 Fund | P
Prospectus:
Trading Symbol	AZGPX
AllianzGI Retirement 2015 Fund | R
Prospectus:
Trading Symbol	AZGRX
AllianzGI Retirement 2015 Fund | R6
Prospectus:
Trading Symbol	AZGIX
AllianzGI Retirement 2015 Fund | Administrative
Prospectus:
Trading Symbol	AZAMX
AllianzGI Retirement 2020 Fund | A
Prospectus:
Trading Symbol	AGLAX
AllianzGI Retirement 2020 Fund | C
Prospectus:
Trading Symbol	ABSCX
AllianzGI Retirement 2020 Fund | P
Prospectus:
Trading Symbol	AGLPX
AllianzGI Retirement 2020 Fund | R
Prospectus:
Trading Symbol	AGLRX
AllianzGI Retirement 2020 Fund | R6
Prospectus:
Trading Symbol	AGNIX
AllianzGI Retirement 2020 Fund | Administrative
Prospectus:
Trading Symbol	AGLMX
AllianzGI Retirement 2025 Fund | Administrative Class
Prospectus:
Trading Symbol	GVDAX
AllianzGI Retirement 2025 Fund | Class A
Prospectus:
Trading Symbol	GVSAX
AllianzGI Retirement 2025 Fund | Class P
Prospectus:
Trading Symbol	GVSPX
AllianzGI Retirement 2025 Fund | Class R
Prospectus:
Trading Symbol	GVSRX
AllianzGI Retirement 2025 Fund | R6
Prospectus:
Trading Symbol	GVSIX
AllianzGI Retirement 2030 Fund | A
Prospectus:
Trading Symbol	ABLAX
AllianzGI Retirement 2030 Fund | C
Prospectus:
Trading Symbol	ABLCX
AllianzGI Retirement 2030 Fund | P
Prospectus:
Trading Symbol	ABLPX
AllianzGI Retirement 2030 Fund | R
Prospectus:
Trading Symbol	ABLRX
AllianzGI Retirement 2030 Fund | R6
Prospectus:
Trading Symbol	ABLIX
AllianzGI Retirement 2030 Fund | Administrative
Prospectus:
Trading Symbol	ABAMX
AllianzGI Retirement 2035 Fund | Class A
Prospectus:
Trading Symbol	GVRAX
AllianzGI Retirement 2035 Fund | Class P
Prospectus:
Trading Symbol	GVPAX
AllianzGI Retirement 2035 Fund | Class R
Prospectus:
Trading Symbol	GVRRX
AllianzGI Retirement 2035 Fund | R6
Prospectus:
Trading Symbol	GVLIX
AllianzGI Retirement 2035 Fund | Administrative Class
Prospectus:
Trading Symbol	GVLAX
AllianzGI Retirement 2040 Fund | A
Prospectus:
Trading Symbol	AVSAX
AllianzGI Retirement 2040 Fund | C
Prospectus:
Trading Symbol	AVSCX
AllianzGI Retirement 2040 Fund | P
Prospectus:
Trading Symbol	AVSPX
AllianzGI Retirement 2040 Fund | R
Prospectus:
Trading Symbol	AVSRX
AllianzGI Retirement 2040 Fund | R6
Prospectus:
Trading Symbol	AVTIX
AllianzGI Retirement 2040 Fund | Administrative
Prospectus:
Trading Symbol	AVAMX
AllianzGI Retirement 2045 Fund | Class A
Prospectus:
Trading Symbol	GBVAX
AllianzGI Retirement 2045 Fund | Class P
Prospectus:
Trading Symbol	GBVPX
AllianzGI Retirement 2045 Fund | Class R
Prospectus:
Trading Symbol	GBVRX
AllianzGI Retirement 2045 Fund | R6
Prospectus:
Trading Symbol	GBVIX
AllianzGI Retirement 2045 Fund | Administrative Class
Prospectus:
Trading Symbol	GBMAX
AllianzGI Retirement 2050 Fund | A
Prospectus:
Trading Symbol	ASNAX
AllianzGI Retirement 2050 Fund | C
Prospectus:
Trading Symbol	ASNCX
AllianzGI Retirement 2050 Fund | P
Prospectus:
Trading Symbol	ASNPX
AllianzGI Retirement 2050 Fund | R
Prospectus:
Trading Symbol	ASNRX
AllianzGI Retirement 2050 Fund | R6
Prospectus:
Trading Symbol	ASNIX
AllianzGI Retirement 2050 Fund | Administrative
Prospectus:
Trading Symbol	ANAMX
AllianzGI Retirement 2055 Fund | Class A
Prospectus:
Trading Symbol	GLIAX
AllianzGI Retirement 2055 Fund | Class P
Prospectus:
Trading Symbol	GLIPX
AllianzGI Retirement 2055 Fund | Class R
Prospectus:
Trading Symbol	GLLRX
AllianzGI Retirement 2055 Fund | R6
Prospectus:
Trading Symbol	GBLIX
AllianzGI Retirement 2055 Fund | Administrative Class
Prospectus:
Trading Symbol	GLRAX
AllianzGI Retirement Income Fund | P
Prospectus:
Trading Symbol	AGRPX
AllianzGI Retirement Income Fund | R
Prospectus:
Trading Symbol	ASRRX
AllianzGI Retirement Income Fund | R6
Prospectus:
Trading Symbol	AVRIX
AllianzGI Retirement Income Fund | Administrative
Prospectus:
Trading Symbol	ARAMX
AllianzGI Retirement Income Fund | A
Prospectus:
Trading Symbol	AGRAX
AllianzGI Retirement Income Fund | C
Prospectus:
Trading Symbol	ARTCX
AllianzGI Short Duration High Income Fund | Class A
Prospectus:
Trading Symbol	ASHAX
AllianzGI Short Duration High Income Fund | Class C
Prospectus:
Trading Symbol	ASHCX
AllianzGI Short Duration High Income Fund | Institutional Class
Prospectus:
Trading Symbol	ASHIX
AllianzGI Short Duration High Income Fund | Class P
Prospectus:
Trading Symbol	ASHPX
AllianzGI Structured Return Fund | Institutional
Prospectus:
Trading Symbol	AZIIX
AllianzGI Structured Return Fund | P
Prospectus:
Trading Symbol	AZIPX
AllianzGI Structured Return Fund | A
Prospectus:
Trading Symbol	AZIAX
AllianzGI Structured Return Fund | C
Prospectus:
Trading Symbol	AZICX
AllianzGI Ultra Micro Cap Fund | Institutional Class
Prospectus:
Trading Symbol	AUMIX
AllianzGI Ultra Micro Cap Fund | Class P
Prospectus:
Trading Symbol	AAUPX
AllianzGI Ultra Micro Cap Fund | Class A
Prospectus:
Trading Symbol	GUCAX
AllianzGI U.S. Equity Hedged Fund | C
Prospectus:
Trading Symbol	AZUCX
AllianzGI U.S. Equity Hedged Fund | Institutional
Prospectus:
Trading Symbol	AZUIX
AllianzGI U.S. Equity Hedged Fund | P
Prospectus:
Trading Symbol	AZUPX
AllianzGI U.S. Equity Hedged Fund | A
Prospectus:
Trading Symbol	AZUAX
AllianzGI U.S. Small-Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	AEMIX
AllianzGI U.S. Small-Cap Growth Fund | Class A
Prospectus:
Trading Symbol	AEGAX
AllianzGI U.S. Small-Cap Growth Fund | Class C
Prospectus:
Trading Symbol	AEGCX
AllianzGI U.S. Small-Cap Growth Fund | Class R
Prospectus:
Trading Symbol	AEGRX
AllianzGI U.S. Small-Cap Growth Fund | Class P
Prospectus:
Trading Symbol	AEGPX